Nova Star Innovations, Inc. (A Development Stage Company) Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		309 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0
Expenses
General & Administrative	1,427	809	5,148	4,610	82,671
Total Expenses	1,427	809	5,148	4,610	82,671
Net Loss Before Other Expense	(1,427)	(809)	(5,148)	(4,610)	(82,671)
Other income (expense)
Interest Expense	1,125	0	3,381	0	3,381
Total Other Income (Expense)	(1,125)	0	(3,381)	0	(3,381)
Loss from operations before income taxes	(2,552)	(809)	(8,529)	(4,610)	(86,052)
Income taxes	0	0	0	0	0
Net loss	$ (2,552)	$ (809)	$ (8,529)	$ (4,610)	$ (86,052)
Basic and diluted net loss per share	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average shares outstanding	18,000,000	18,000,000	18,000,000	18,000,000